Exceptional items - Summary of Exceptional Items (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014
Disclosure Of Exceptional Items [line items]
Effective tax rate	19.25%	20.00%	20.25%
InterContinental New York Barclay [member]
Disclosure Of Exceptional Items [line items]
Percentage of interest disposed				80.10%
United States [member]
Disclosure Of Exceptional Items [line items]
Effective tax rate	35.00%
United States [member] | Effective 1 January 2018 [Member]
Disclosure Of Exceptional Items [line items]
Effective tax rate	21.00%
Exceptional items [member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs	$ 36		$ 6
Tax credit relating to associate investment impairment	7	$ 6
Tax credit/(charge) relating to other items		1	27
Current tax credit/(charge) relating to reorganisation cost	13
Tax charge relating to disposal of hotels			(56)
Tax credit relating to integration costs	6	$ 5
Tax credit/(charge) relating to disposal of investment in associate			$ 21
Exceptional items [member] | United States [member]
Disclosure Of Exceptional Items [line items]
Income tax expense	108
Current tax charge	32
Deferred tax	140
Tax credit arising from release of a contingency no longer required due to statute of limitations expiry	10
Exceptional items [member] | Consultancy expense [member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs	24
Exceptional items [member] | Severance Costs [Member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs	8
System Fund reorganisation costs [Member] | Exceptional items [member]
Disclosure Of Exceptional Items [line items]
Reorganisation costs	$ 9
Venezuelan bolívar fuerte
Disclosure Of Exceptional Items [line items]
Adoption of SICAD II exchange rate versus USD			190